Convertible Note Payable (Details Narrative) - USD ($)				1 Months Ended													3 Months Ended			10 Months Ended	12 Months Ended			13 Months Ended
	Jan. 03, 2021	Sep. 02, 2020	Nov. 06, 2019	Jan. 31, 2021	Dec. 31, 2020	Oct. 31, 2020	Sep. 30, 2020	Sep. 24, 2020	Sep. 22, 2020	Aug. 31, 2020	Aug. 21, 2020	Jul. 22, 2020	Jul. 21, 2020	May 22, 2020	Apr. 30, 2020	Mar. 19, 2020	Nov. 30, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2018	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2020
Principal amount								$ 78,000	$ 78,000
Proceeds from Convertible debt																	$ 427,500		$ 20,000		$ 673,284	$ 33,334
Interest rate								10.00%	8.00%											10.00%
Accrued interest payable										$ 33,301							95,967				33,301	$ 0		$ 33,301
Maturity date								Jun. 24, 2021	Sep. 22, 2021
Conversion price								$ 0.06
Beneficial Conversion Feature																							$ 27,954
Repayment of convertible debt																	75,000		$ 0
Chief Executive Officer [Member]
Principal amount																		$ 79,333
Chief Financial Officer [Member]
Interest rate															10.00%
Interest expense															$ 30,000
Carrying value										15,884							22,670				15,884			15,884
Debt discount										37,884							31,098				37,884			37,884
Accrued interest payable										$ 3,138							4,479				$ 3,138			$ 3,138
Beneficial ownership percentage										4.99%											4.99%			4.99%
Maturity date															Dec. 31, 2020
Interest rate															10.00%
Beneficial Conversion Feature															$ 30,000
Chief Financial Officer [Member] | Principal
Conversion of Stock, Shares Converted						1,500,000
Former Chief Financial Officer [Member]
Carrying value										$ 15,061											$ 15,061			$ 15,061
Debt discount										14,939											14,939			14,939
Accrued interest payable										$ 1,011							1,759				$ 1,011			$ 1,011
Beneficial ownership percentage										4.99%											4.99%			4.99%
Conversion price															$ 0.02
Robert L. Hymers III [Member]
Principal amount																		53,768
NPE
Initial investment																	1,714,903
Investment income																	148,015
Chief Financial Officer [Member] | Principal and Accrued Interest [Member] | Subsequent Event [Member]
Conversion of Stock, Shares Converted					878,190
Hymers [Member] | Subsequent Event [Member]
Shares issued for settlement of debt	1,585,791
Common stock subscription agreements | Lender
Proceeds from Convertible debt										$ 329,613
Interest rate										10.00%
Interest expense										$ 50,000
Carrying value										3,288							15,754				$ 3,288			$ 3,288
Debt discount										46,712							34,246				46,712			46,712
Accrued interest payable										329							1,580				329			329
Convertible debt										$ 50,000							$ 50,000				$ 50,000			$ 50,000
Beneficial ownership percentage										4.99%							4.99%				4.99%			4.99%
Conversion of Stock, Shares Converted										3,409,221
Maturity date										Aug. 07, 2021
StockPurchaseAgreement | NPE
Interest rate											10.00%
Debt discount											$ 270,886
Beneficial ownership percentage											4.99%
Interest rate											10.00%
Initial investment											$ 1,714,903
Stock Issued During Period, Shares, Acquisitions											266,667
Convertible Promissory Note
Principal amount													$ 78,750					256,500
Original issue discount													3,750					10,500
Legal fees																		11,000
Deferred finance costs													3,750
Proceeds from Convertible debt													$ 71,250					$ 235,000
Interest rate													6.00%					10.00%
Interest expense													$ 78,750					$ 256,500
Carrying value										$ 8,846							$ 28,480				$ 8,846			$ 8,846
Debt discount										69,904							50,270				69,904			69,904
Accrued interest payable										531							1,709				531			531
Beneficial ownership percentage													4.99%
Maturity date													Jul. 21, 2021
Repayment of convertible debt																								256,500
Repayment of accrued interest										13,772											13,772			13,772
Repayment interest and penalties																								127,565
Convertible Promissory Note
Principal amount		$ 107,000	$ 20,000					$ 78,000	$ 78,000	113,000											113,000			113,000
Original issue discount		5,000					$ 5,000
Deferred finance costs		2,000					2,000
Proceeds from Convertible debt		$ 100,000					$ 100,000
Warrants exercisable			26,667
Exercisable Price			$ 3.50
Proceeds from Warrant Exercises			$ 20,000
Warrant expiration date			May 06, 2020
Interest rate		12.00%	7.00%				8.00%	10.00%	8.00%
Interest expense			$ 20,000
Principal balance cancelled										20,000											20,000			20,000
Accrued interest cancelled										$ 712											$ 712			$ 712
Beneficial ownership percentage			4.99%							4.99%											4.99%			4.99%
Maturity date								Jun. 24, 2021	Sep. 22, 2021
Conversion price								$ 0.06
Convertible Promissory Note
Principal amount																$ 150,000
Original issue discount																$ 15,000
Interest rate																10.00%
Interest expense																$ 75,000
Carrying value										$ 62,912											$ 62,912			$ 62,912
Debt discount										37,088											37,088			37,088
Accrued interest payable										3,431											3,431			3,431
Convertible debt																$ 150,000
Due date																Dec. 20, 2020
Warrant grant term																3 years
Warrant granted price																$ 0.48
Beneficial ownership percentage																4.99%
Convertible Promissory Note
Principal amount												$ 78,750
Original issue discount												3,750
Deferred finance costs												3,750
Proceeds from Convertible debt												$ 71,250
Interest rate												6.00%
Interest expense												$ 129,250
Carrying value										8,846											8,846			8,846
Debt discount										69,904											69,904			69,904
Accrued interest payable										531											531			531
Beneficial ownership percentage												4.99%
Maturity date												Jul. 21, 2021
Two Convertible Promissory Notes
Principal amount										129,250											129,250			129,250
Original issue discount										11,750											11,750			11,750
Proceeds from Convertible debt										$ 117,500
Interest rate										10.00%
Interest expense										$ 129,250
Carrying value										8,452							51,535				8,452			8,452
Debt discount										120,798							77,715				120,798			120,798
Accrued interest payable										$ 632							3,862				$ 632			$ 632
Beneficial ownership percentage										4.99%											4.99%			4.99%
Maturity date										May 31, 2021
Two Convertible Promissory Notes
Principal amount																		$ 133,101
Interest rate																		10.00%
Interest expense																		$ 133,101
Two Convertible Promissory Notes | Tabatabaei
Conversion of Stock, Amount Converted														$ 81,941
Conversion of Stock, Shares Converted														694,902
Gain on conversion														$ 10,468
Two Convertible Promissory Notes | Tabatabaei | Principal
Conversion of Stock, Amount Converted														79,333
Two Convertible Promissory Notes | Tabatabaei | Interest
Conversion of Stock, Amount Converted														$ 2,608
Convertible Promissory Note
Principal amount																$ 150,000
Original issue discount																$ 15,000
Warrants exercisable																468,750
Interest rate																10.00%
Interest expense																$ 75,000
Carrying value										$ 37,088							14,187				$ 37,088			$ 37,088
Debt discount										62,912							10,813				62,912			62,912
Accrued interest payable										$ 3,431							979				$ 3,431			$ 3,431
Warrant grant term																3 years
Warrant granted price																$ 0.48
Beneficial ownership percentage																4.99%
Repayment of convertible debt																	75,000
Repayment of accrued interest																	3,712
Repayment interest and penalties																	40,913
Convertible Promissory Note | Subsequent Event [Member]
Repayment of convertible debt				$ 39,875
Three Convertible Promissory Notes
Principal amount																	246,000
Deferred finance costs																	9,000
Proceeds from Convertible debt																	$ 237,000
Interest rate																	8.00%
Interest expense																	$ 246,000
Carrying value																	53,315
Debt discount																	192,685
Accrued interest payable																	$ 3,882
Beneficial ownership percentage																	4.99%
Convertible Promissory Note
Principal amount		$ 107,000
Original issue discount		5,000
Deferred finance costs		2,000
Proceeds from Convertible debt		100,000
Interest expense		$ 107,000
Carrying value																	$ 26,090
Debt discount																	80,910
Accrued interest payable																	3,131
Beneficial ownership percentage		4.99%
Maturity date		Sep. 30, 2021
Convertible Promissory Note
Principal amount								$ 110,000
Proceeds from Convertible debt								$ 90,500
Interest rate								10.00%
Carrying value																	95,214
Debt discount																	14,786
Accrued interest payable																	$ 1,989
Beneficial ownership percentage								4.99%
Maturity date								Jun. 24, 2021
Conversion price								$ 0.06
Periodic payment								$ 24,200
Frequency of periodic payment								Monthly